Bank and Other Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Long-Term Investment/Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
8.	BANK AND OTHER BORROWINGS

Bank and other borrowings are as follows as of the respective balance sheet dates:

	As of December 31,	As of June 30,
	2017	2018
	US$	US$

Short-term bank and other borrowings	12,648	11,653
Long-term bank borrowings, current portion	5,432	6,532

Total borrowings	18,080	18,185

The short-term bank borrowings outstanding as of December 31, 2017 and June 30, 2018 bore a weighted average interest rate of 6.89% and 6.27% per annum, respectively, and were denominated in RMB and US$. These borrowings were obtained from financial institutions and have terms of one year.

In addition, on November 20, 2017, the Company entered into a three month short-term loan agreement with HHMC Microelectronic Co., Limited (“HHMC’) for US$5,000 with an interest rate of 0.04% per day, for working capital and has term of three months. If the loan is not fully repaid within three months, the interest rate will increase to 0.1% per day. The initial term of the agreement was subsequently extended to May 28, 2018. The Company is currently in discussion with HHMC for another extension. The short-term loan outstanding as of June 30, 2018 was US$2,914.

The long-term bank borrowings, current portion outstanding as of June 30, 2018 bore a weighted average interest rate of 8% and were denominated in US$. These borrowings were obtained from financial institutions located in the United States, and have terms of three years.

As of June 30, 2018, the Company was in breach of two of the financial covenants under long-term bank borrowing with an outstanding balance of US$3,032. The breach would result in acceleration of the repayments of the borrowings according to the contractual terms. Therefore, the outstanding balances were reclassified as current liabilities as of June 30, 2018.

Certain bank borrowings as of June 30, 2018 were pledged by account receivable amounted to US$33,279.

10.	BANK AND OTHER BORROWINGS

Bank and other borrowings are as follows as of the respective balance sheet dates:

	As of December 31,
	2016	2017
	US$	US$

Short-term bank and other borrowings	6,306	12,648
Long-term bank borrowings, current portion	1,381	5,432
	7,687	18,080

Long-term bank borrowings, non-current portion	4,491	-

Total borrowings	12,178	18,080

The short-term bank borrowings outstanding as of December 31, 2016 and 2017 bore a weighted average interest rate of 6.89% and 6.73% per annum, respectively, and were denominated in RMB and US$. These borrowings were obtained from financial institutions and have term of one year.

The long-term bank borrowings, current portion outstanding as of December 31, 2017 bore a weighted average interest rate of 7.97%, and were denominated in US$. These borrowings were obtained from financial institutions located in USA, and have terms of three years.

On November 28, 2017, the Company entered into short-term loan agreements with HHMC Microelectronic Co., Limited of US$5,000,000 with an interest rate of 14.6% per annum and a maturity term of three months, for working capital.

Bank borrowings as of December 31, 2017 were pledged by the account receivable amounted to US$43,135.

As of December 31, 2017, the Company was in breach of two of the financial covenants under a long-term bank borrowing with an outstanding balance of US$1,515. The breach would result in acceleration of the repayment according to the contract term. Therefore, the outstanding balance was reclassified as current liability as of December 31, 2017.

In August 2016, the Group issued 2,515,123 and 1,900,800 warrants (“2016 Warrants”) to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares at the consummation date of the Merger.

As the 2016 Warrants were granted to the banks for loan facilities, their fair value on the issuance date were recognized as deferred borrowing costs presented as deductions of the carrying value of the term loans. The deferred borrowing costs were recognized over the lives of the term loans as financing cost, using the effective interest rate method. Given the 2016 Warrants were convertible into Series D convertible redeemable preferred shares classified as mezzanine equity, the 2016 Warrants were financial liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity that are re-measured at the end of each reporting period with an adjustment for fair value through earnings.

As part of the Merger, the 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.